Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Australia - 6.6%
ANZ Group Holdings Ltd.	18,097	$ 397,683
APA Group	7,764	45,620
Aristocrat Leisure Ltd.	3,376	156,328
ASX Ltd.	1,181	45,786
BHP Group Ltd.	30,696	863,850
BlueScope Steel Ltd.	2,583	38,781
Brambles Ltd.	8,386	137,616
CAR Group Ltd.	2,241	54,540
Cochlear Ltd.	396	73,173
Coles Group Ltd.	8,079	124,505
Commonwealth Bank of Australia	10,112	1,116,746
Computershare Ltd.	3,098	74,393
CSL Ltd.	2,898	380,070
Evolution Mining Ltd.	12,448	89,205
Fortescue Ltd.	10,080	124,594
Goodman Group, REIT	12,175	264,082
Insurance Australia Group Ltd.	14,324	77,721
Lottery Corp. Ltd.	13,015	50,639
Macquarie Group Ltd.	2,199	319,142
Medibank Pvt Ltd.	16,144	51,490
National Australia Bank Ltd.	18,550	541,921
Northern Star Resources Ltd.	8,187	128,553
Origin Energy Ltd.	10,671	88,263
Pro Medicus Ltd.	340	69,358
Qantas Airways Ltd.	4,255	30,746
QBE Insurance Group Ltd.	9,097	123,941
REA Group Ltd.	309	47,244
Rio Tinto Ltd.	2,269	183,216
Santos Ltd.	20,108	89,546
Scentre Group, REIT	32,277	87,139
SGH Ltd.	1,197	39,547
Sigma Healthcare Ltd.	26,547	52,171
Sonic Healthcare Ltd.	2,663	37,780
South32 Ltd.	26,289	47,663
Stockland, REIT	14,124	57,197
Suncorp Group Ltd.	6,547	87,769
Telstra Group Ltd.	23,500	74,951
Transurban Group	18,996	173,461
Unibail-Rodamco-Westfield (A)(B)	4,482	23,475
Vicinity Ltd., REIT	21,786	36,328
Washington H Soul Pattinson & Co. Ltd.	2,155	54,885
Wesfarmers Ltd.	6,792	413,562
Westpac Banking Corp.	20,726	534,450
WiseTech Global Ltd.	1,187	70,886
Woodside Energy Group Ltd.	11,403	173,770
Woolworths Group Ltd.	7,354	129,926
		7,883,712
Austria - 0.2%
Erste Group Bank AG	1,827	178,463
OMV AG	829	44,207
Verbund AG	373	27,107
		249,777
Belgium - 0.8%
Ageas SA	934	64,588
Anheuser-Busch InBev SA	5,919	353,020
	Shares	Value
COMMON STOCKS (continued)
Belgium (continued)
D'ieteren Group	118	$ 22,055
Elia Group SA	282	32,496
Groupe Bruxelles Lambert NV	510	45,536
KBC Group NV	1,364	162,462
Lotus Bakeries NV	3	28,248
Sofina SA	83	24,459
Syensqo SA	418	33,715
UCB SA	751	207,202
		973,781
Chile - 0.1%
Antofagasta PLC	2,402	88,870
China - 0.0% *
Yangzijiang Shipbuilding Holdings Ltd.	15,600	40,755
Denmark - 1.9%
AP Moller - Maersk AS, Class A	16	31,280
AP Moller - Maersk AS, Class B	24	47,052
Carlsberg AS, Class B	555	64,491
Coloplast AS, Class B	762	65,077
Danske Bank AS	3,995	170,217
Demant AS (A)	514	17,801
DSV AS	1,225	243,630
Genmab AS (A)	368	111,563
Novo Nordisk AS, Class B	19,457	1,054,703
Novonesis Novozymes, Class B	2,070	126,680
Orsted AS (A)(C)	985	17,591
Orsted AS (A)(B)	2,110	37,683
Pandora AS	481	62,670
Rockwool AS, B Shares	520	19,310
Tryg AS	2,040	51,754
Vestas Wind Systems AS	6,011	113,261
		2,234,763
Finland - 1.1%
Elisa OYJ	832	43,624
Fortum OYJ	2,627	49,672
Kesko OYJ, B Shares	1,611	34,234
Kone OYJ, Class B	2,046	139,322
Metso OYJ	4,000	54,875
Neste OYJ	2,380	43,548
Nokia OYJ	31,268	149,741
Nordea Bank Abp	18,973	311,125
Orion OYJ, Class B	666	50,942
Sampo OYJ, A Shares	14,806	169,971
Stora Enso OYJ, R Shares	3,273	35,875
UPM-Kymmene OYJ	3,269	89,310
Wartsila OYJ Abp	3,112	92,985
		1,265,224
France - 10.4%
Accor SA	1,125	53,229
Aeroports de Paris SA	206	27,160
Air Liquide SA	3,499	726,542
Airbus SE	3,593	832,705
Alstom SA (A)	2,026	52,615
Amundi SA (C)	381	30,149
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
France (continued)
Arkema SA	356	$ 22,403
AXA SA	10,737	512,299
BioMerieux	229	30,596
BNP Paribas SA	6,162	559,444
Bollore SE	4,007	22,657
Bouygues SA	1,114	50,118
Bureau Veritas SA	2,130	66,619
Capgemini SE	998	144,764
Carrefour SA	3,716	56,258
Cie de Saint-Gobain SA	2,729	293,677
Cie Generale des Etablissements Michelin SCA	4,033	144,605
Covivio SA, REIT	336	22,564
Credit Agricole SA	6,506	127,714
Danone SA	3,930	342,176
Dassault Aviation SA	122	40,765
Dassault Systemes SE	4,048	135,495
Edenred SE	1,396	33,107
Eiffage SA	414	52,834
Engie SA	10,957	234,834
EssilorLuxottica SA	1,822	590,397
FDJ UNITED	640	21,415
Gecina SA, REIT	254	25,437
Getlink SE	1,851	34,032
Hermes International SCA	190	464,654
Ipsen SA	208	27,741
Kering SA	448	148,614
Klepierre SA, REIT	1,317	51,273
Legrand SA	1,595	263,289
L'Oreal SA	1,455	629,488
LVMH Moet Hennessy Louis Vuitton SE	1,512	923,973
Orange SA	11,186	181,366
Pernod Ricard SA	1,215	119,167
Publicis Groupe SA	1,362	130,611
Renault SA	1,168	47,721
Rexel SA	1,328	43,406
Safran SA	2,178	767,380
Sanofi SA	6,687	616,686
Sartorius Stedim Biotech	166	33,531
Schneider Electric SE	3,314	924,455
Societe Generale SA	4,317	285,654
Sodexo SA	498	31,310
Teleperformance SE	338	25,135
Thales SA	547	171,212
TotalEnergies SE	12,418	754,190
Unibail-Rodamco-Westfield, REIT (A)	496	52,084
Veolia Environnement SA	3,793	129,053
Vinci SA	2,960	409,899
		12,518,502
Germany - 9.3%
adidas AG	1,026	216,101
Allianz SE	2,334	979,360
BASF SE	5,349	266,209
Bayer AG	5,898	195,480
Bayerische Motoren Werke AG	1,709	171,431
Beiersdorf AG	556	58,097
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Brenntag SE	709	$ 42,369
Commerzbank AG	4,670	175,944
Continental AG	620	40,850
Covestro AG (A)	1,047	71,664
CTS Eventim AG & Co. KGaA	357	34,956
Daimler Truck Holding AG	2,882	118,494
Delivery Hero SE (A)(C)	1,057	30,292
Deutsche Bank AG	11,226	394,738
Deutsche Boerse AG	1,128	302,080
Deutsche Lufthansa AG	3,886	32,886
Deutsche Post AG	5,755	256,348
Deutsche Telekom AG	21,115	719,160
E.ON SE	13,464	253,156
Evonik Industries AG	1,389	24,086
Fresenius Medical Care AG	1,303	68,320
Fresenius SE & Co. KGaA	2,512	139,793
GEA Group AG	843	62,204
Hannover Rueck SE	364	109,659
Heidelberg Materials AG	817	183,735
Henkel AG & Co. KGaA	633	46,931
Hensoldt AG	387	50,116
Infineon Technologies AG	7,825	305,007
Knorr-Bremse AG	446	41,812
LEG Immobilien SE	436	34,655
Mercedes-Benz Group AG	4,329	271,759
Merck KGaA	771	99,073
MTU Aero Engines AG	330	151,449
Muenchener Rueckversicherungs- Gesellschaft AG	792	505,280
Nemetschek SE	355	46,180
Rational AG	28	21,335
Rheinmetall AG	278	647,713
RWE AG	3,801	168,774
SAP SE	6,333	1,694,496
Scout24 SE (C)	429	53,691
Siemens AG	4,609	1,240,247
Siemens Energy AG (A)	4,121	481,020
Siemens Healthineers AG (C)	2,040	110,221
Symrise AG	774	67,281
Talanx AG	397	52,762
Vonovia SE	4,471	139,366
Zalando SE (A)(C)	1,326	40,492
		11,217,072
Hong Kong - 2.2%
AIA Group Ltd.	64,400	617,771
BOC Hong Kong Holdings Ltd.	23,000	107,996
CK Asset Holdings Ltd.	10,915	52,906
CK Hutchison Holdings Ltd.	16,000	105,372
CK Infrastructure Holdings Ltd.	3,500	22,983
CLP Holdings Ltd.	9,500	78,679
Futu Holdings Ltd., ADR	400	69,564
Galaxy Entertainment Group Ltd.	13,000	71,632
Hang Seng Bank Ltd.	4,400	67,001
Henderson Land Development Co. Ltd.	8,531	30,081
HKT Trust & HKT Ltd.	21,000	31,087
Hong Kong & China Gas Co. Ltd.	68,085	59,144
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong Exchanges & Clearing Ltd.	7,272	$ 413,036
Hong Kong Land Holdings Ltd.	6,600	41,778
Jardine Matheson Holdings Ltd.	1,000	63,000
Link, REIT	15,651	80,448
MTR Corp. Ltd.	8,687	29,448
Power Assets Holdings Ltd.	8,000	50,661
Prudential PLC	15,497	216,964
Sino Land Co. Ltd.	24,037	30,425
SITC International Holdings Co. Ltd.	8,000	30,800
Sun Hung Kai Properties Ltd.	8,850	105,991
Swire Pacific Ltd., Class A	2,500	21,187
Techtronic Industries Co. Ltd.	9,000	115,132
WH Group Ltd. (C)	50,787	55,016
Wharf Holdings Ltd.	6,000	17,163
Wharf Real Estate Investment Co. Ltd.	10,300	30,442
		2,615,707
Ireland - 0.9%
AerCap Holdings NV	1,100	133,100
AIB Group PLC	12,529	113,485
Bank of Ireland Group PLC	5,816	95,698
DCC PLC	579	37,160
Experian PLC	5,586	279,619
James Hardie Industries PLC, CDI (A)	3,364	62,505
Kerry Group PLC, Class A	953	85,873
Kingspan Group PLC	927	77,055
Ryanair Holdings PLC	5,107	148,098
		1,032,593
Israel - 1.0%
Azrieli Group Ltd.	257	25,504
Bank Hapoalim BM	7,366	149,713
Bank Leumi Le-Israel BM	8,757	172,618
Check Point Software Technologies Ltd. (A)	550	113,800
CyberArk Software Ltd. (A)	300	144,945
Elbit Systems Ltd.	166	84,047
ICL Group Ltd.	4,748	29,673
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	7,252	71,684
Mizrahi Tefahot Bank Ltd.	896	58,945
Monday.com Ltd. (A)	240	46,486
Nice Ltd. (A)	362	53,335
Nova Ltd. (A)	178	56,401
Phoenix Financial Ltd.	1,367	51,177
Teva Pharmaceutical Industries Ltd., ADR (A)	6,815	137,663
Wix.com Ltd. (A)	300	53,289
		1,249,283
Italy - 3.0%
Banca Mediolanum SpA	1,286	25,743
Banca Monte dei Paschi di Siena SpA	8,209	72,669
Banco BPM SpA	6,865	102,562
BPER Banca SpA	8,503	94,199
Davide Campari-Milano NV	3,639	22,943
ENEL SpA	48,670	460,900
Eni SpA	12,468	217,609
Ferrari NV	765	369,678
	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
FinecoBank Banca Fineco SpA	3,554	$ 76,796
Generali	5,117	200,714
Infrastrutture Wireless Italiane SpA (C)	1,580	18,568
Intesa Sanpaolo SpA	86,243	568,438
Leonardo SpA	2,480	157,287
Moncler SpA	1,385	81,092
Nexi SpA (C)	3,442	19,462
Poste Italiane SpA (C)	2,795	66,253
Prysmian SpA	1,722	170,188
Recordati Industria Chimica e Farmaceutica SpA	706	42,853
Snam SpA	11,729	70,477
Telecom Italia SpA (A)	70,859	37,045
Terna - Rete Elettrica Nazionale	8,723	88,464
UniCredit SpA	8,484	642,163
Unipol Assicurazioni SpA	2,036	43,648
		3,649,751
Japan - 21.8%
Advantest Corp.	4,600	455,692
Aeon Co. Ltd.	13,400	162,647
AGC, Inc.	1,200	39,152
Aisin Corp.	3,000	51,932
Ajinomoto Co., Inc.	5,400	155,042
ANA Holdings, Inc.	1,000	19,346
Asahi Group Holdings Ltd.	8,500	102,051
Asahi Kasei Corp.	7,100	55,908
Asics Corp.	4,200	109,967
Astellas Pharma, Inc.	10,900	117,966
Bandai Namco Holdings, Inc.	3,400	113,230
Bridgestone Corp.	3,400	157,441
Canon, Inc.	5,400	158,365
Capcom Co. Ltd.	2,000	54,407
Central Japan Railway Co.	4,500	129,110
Chiba Bank Ltd.	3,500	36,790
Chubu Electric Power Co., Inc.	4,100	57,070
Chugai Pharmaceutical Co. Ltd.	4,000	174,406
Concordia Financial Group Ltd.	6,200	47,668
Dai Nippon Printing Co. Ltd.	2,200	37,422
Daifuku Co. Ltd.	1,900	60,937
Dai-ichi Life Holdings, Inc.	21,500	169,517
Daiichi Sankyo Co. Ltd.	10,200	228,644
Daikin Industries Ltd.	1,600	184,792
Daito Trust Construction Co. Ltd.	2,000	43,885
Daiwa House Industry Co. Ltd.	3,300	118,714
Daiwa Securities Group, Inc.	7,800	63,424
Denso Corp.	10,400	150,179
Disco Corp.	600	188,701
East Japan Railway Co.	5,700	139,527
Eisai Co. Ltd.	1,600	53,826
ENEOS Holdings, Inc.	15,800	100,419
FANUC Corp.	5,600	161,390
Fast Retailing Co. Ltd.	1,200	365,473
Fuji Electric Co. Ltd.	800	53,793
FUJIFILM Holdings Corp.	6,600	164,280
Fujikura Ltd.	1,500	146,617
Fujitsu Ltd.	10,600	249,724
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hankyu Hanshin Holdings, Inc.	1,500	$ 44,264
Hikari Tsushin, Inc.	100	27,914
Hitachi Ltd.	27,700	736,119
Honda Motor Co. Ltd.	23,500	243,287
Hoya Corp.	2,100	290,750
Hulic Co. Ltd.	2,900	31,768
Idemitsu Kosan Co. Ltd.	4,600	31,603
IHI Corp.	6,300	117,578
Inpex Corp.	5,300	95,797
Isuzu Motors Ltd.	3,300	41,717
ITOCHU Corp.	7,100	404,535
Japan Airlines Co. Ltd.	700	14,120
Japan Exchange Group, Inc.	5,800	64,810
Japan Post Bank Co. Ltd.	10,700	131,285
Japan Post Holdings Co. Ltd.	10,800	107,354
Japan Post Insurance Co. Ltd.	1,200	34,024
Japan Tobacco, Inc.	7,200	236,714
JFE Holdings, Inc.	3,400	41,763
Kajima Corp.	2,500	72,962
Kansai Electric Power Co., Inc.	5,500	78,789
Kao Corp.	2,800	122,141
Kawasaki Heavy Industries Ltd.	900	59,458
Kawasaki Kisen Kaisha Ltd.	2,000	28,482
KDDI Corp.	19,100	304,869
Keyence Corp.	1,200	447,753
Kikkoman Corp.	3,800	32,248
Kirin Holdings Co. Ltd.	4,500	65,955
Kobe Bussan Co. Ltd.	800	21,985
Komatsu Ltd.	5,800	202,373
Konami Group Corp.	600	86,621
Kubota Corp.	5,700	71,806
Kyocera Corp.	7,900	106,279
Kyowa Kirin Co. Ltd.	1,500	23,314
Lasertec Corp.	500	68,651
LY Corp.	16,500	53,120
M3, Inc.	2,600	41,949
Makita Corp.	1,400	45,498
Marubeni Corp.	8,500	212,550
MatsukiyoCocokara & Co.	2,000	40,626
MEIJI Holdings Co. Ltd.	1,400	29,025
Minebea Mitsumi, Inc.	2,100	39,612
Mitsubishi Chemical Group Corp.	7,900	45,476
Mitsubishi Corp.	19,300	460,820
Mitsubishi Electric Corp.	11,400	293,162
Mitsubishi Estate Co. Ltd.	6,400	147,271
Mitsubishi HC Capital, Inc.	5,400	44,639
Mitsubishi Heavy Industries Ltd.	19,200	503,613
Mitsubishi UFJ Financial Group, Inc.	69,300	1,121,846
Mitsui & Co. Ltd.	14,800	368,286
Mitsui Fudosan Co. Ltd.	16,200	176,695
Mitsui OSK Lines Ltd.	2,000	60,777
Mizuho Financial Group, Inc.	15,200	512,679
MonotaRO Co. Ltd.	1,400	20,410
MS&AD Insurance Group Holdings, Inc.	7,900	179,277
Murata Manufacturing Co. Ltd.	9,900	188,481
NEC Corp.	7,700	246,748
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nexon Co. Ltd.	2,000	$ 43,912
Nidec Corp.	5,200	92,600
Nintendo Co. Ltd.	6,700	580,137
Nippon Building Fund, Inc., REIT	45	42,449
Nippon Paint Holdings Co. Ltd.	5,600	38,246
Nippon Sanso Holdings Corp.	1,000	35,480
Nippon Steel Corp.	29,000	119,522
Nippon Yusen KK	2,600	88,803
Nissan Motor Co. Ltd. (A)	13,200	32,472
Nissin Foods Holdings Co. Ltd.	1,200	22,607
Nitori Holdings Co. Ltd.	2,500	48,238
Nitto Denko Corp.	4,400	104,641
Nomura Holdings, Inc.	17,500	128,453
Nomura Research Institute Ltd.	2,200	84,394
NTT, Inc.	179,400	187,667
Obayashi Corp.	3,800	62,415
OBIC Co. Ltd.	1,900	66,218
Olympus Corp.	6,900	87,297
Oracle Corp.	300	30,632
Oriental Land Co. Ltd.	6,400	154,369
ORIX Corp.	7,000	183,751
Osaka Gas Co. Ltd.	2,100	60,905
Otsuka Corp.	1,300	27,145
Otsuka Holdings Co. Ltd.	2,600	138,171
Pan Pacific International Holdings Corp.	11,000	72,523
Panasonic Holdings Corp.	14,300	155,682
Rakuten Group, Inc. (A)	8,700	56,470
Recruit Holdings Co. Ltd.	8,100	436,152
Renesas Electronics Corp.	9,900	114,206
Resona Holdings, Inc.	12,500	127,675
Ryohin Keikaku Co. Ltd.	3,000	59,742
Sanrio Co. Ltd.	1,100	51,703
SBI Holdings, Inc.	1,600	69,632
SCREEN Holdings Co. Ltd.	500	45,508
SCSK Corp.	900	26,954
Secom Co. Ltd.	2,500	91,710
Sekisui Chemical Co. Ltd.	2,200	40,985
Sekisui House Ltd.	3,500	79,687
Seven & i Holdings Co. Ltd.	12,900	173,675
SG Holdings Co. Ltd.	2,000	20,678
Shimadzu Corp.	1,300	32,833
Shimano, Inc.	500	56,125
Shin-Etsu Chemical Co. Ltd.	10,000	328,160
Shionogi & Co. Ltd.	4,400	77,104
Shiseido Co. Ltd.	2,500	42,719
SMC Corp.	400	122,879
SoftBank Corp.	174,500	256,880
SoftBank Group Corp.	5,800	732,819
Sompo Holdings, Inc.	5,300	163,962
Sony Financial Group, Inc. (A)	37,200	41,254
Sony Group Corp.	37,200	1,071,338
Subaru Corp.	3,400	69,662
Sumitomo Corp.	6,700	194,270
Sumitomo Electric Industries Ltd.	4,300	122,645
Sumitomo Metal Mining Co. Ltd.	1,400	45,128
Sumitomo Mitsui Financial Group, Inc.	22,100	624,063
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Mitsui Trust Group, Inc.	3,800	$ 110,466
Sumitomo Realty & Development Co. Ltd.	1,800	79,505
Suntory Beverage & Food Ltd.	800	25,019
Suzuki Motor Corp.	9,500	138,789
Sysmex Corp.	2,900	35,778
T&D Holdings, Inc.	2,800	68,578
Taisei Corp.	900	61,893
Takeda Pharmaceutical Co. Ltd.	9,500	277,192
TDK Corp.	11,700	169,980
Terumo Corp.	8,200	135,461
TIS, Inc.	1,200	39,631
Toho Co. Ltd.	700	44,967
Tokio Marine Holdings, Inc.	11,100	470,541
Tokyo Electron Ltd.	2,700	481,266
Tokyo Gas Co. Ltd.	2,000	71,190
Tokyo Metro Co. Ltd.	1,700	19,479
Tokyu Corp.	3,200	39,036
TOPPAN Holdings, Inc.	1,400	35,927
Toray Industries, Inc.	8,100	51,776
Toyota Industries Corp.	1,000	112,520
Toyota Motor Corp.	57,300	1,104,076
Toyota Tsusho Corp.	4,100	113,725
Trend Micro, Inc.	700	38,341
Unicharm Corp.	6,400	41,520
West Japan Railway Co.	2,600	57,016
Yakult Honsha Co. Ltd.	1,500	24,460
Yamaha Motor Co. Ltd.	5,500	41,282
Yokogawa Electric Corp.	1,300	37,404
Zensho Holdings Co. Ltd.	600	39,241
ZOZO, Inc.	2,400	22,071
		26,254,579
Luxembourg - 0.2%
ArcelorMittal SA	2,895	103,938
CVC Capital Partners PLC (C)	1,285	22,358
Eurofins Scientific SE	680	49,322
Tenaris SA	2,362	42,124
		217,742
Macau - 0.0% *
Sands China Ltd.	14,400	40,154
Mexico - 0.0% *
Fresnillo PLC	1,355	43,007
Netherlands - 5.0%
ABN AMRO Bank NV (C)	3,478	111,271
Adyen NV (A)(C)	153	245,195
Akzo Nobel NV	984	70,009
Argenx SE (A)	367	265,937
ASM International NV	282	169,117
ASML Holding NV	2,377	2,310,994
BE Semiconductor Industries NV	494	73,571
Euronext NV (C)	450	67,308
EXOR NV	563	54,994
Ferrovial SE	3,050	174,674
Heineken Holding NV	755	51,722
	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Heineken NV	1,734	$ 135,218
IMCD NV	347	35,851
ING Groep NV, Series N	18,164	470,759
JDE Peet's NV	1,076	39,414
Koninklijke Ahold Delhaize NV	5,447	220,310
Koninklijke KPN NV	22,811	109,455
Koninklijke Philips NV	4,718	127,623
NN Group NV	1,656	116,459
Prosus NV	7,924	557,632
Qiagen NV	1,255	55,541
Randstad NV	646	27,433
Stellantis NV	12,394	114,431
Universal Music Group NV	6,531	188,319
Wolters Kluwer NV	1,415	192,958
		5,986,195
New Zealand - 0.3%
Auckland International Airport Ltd.	9,710	44,360
Contact Energy Ltd.	4,908	25,893
Fisher & Paykel Healthcare Corp. Ltd.	3,435	73,783
Infratil Ltd.	5,571	39,888
Meridian Energy Ltd.	8,417	27,180
Xero Ltd. (A)	1,014	105,677
		316,781
Norway - 0.6%
Aker BP ASA	1,778	45,093
DNB Bank ASA	5,277	143,564
Equinor ASA	4,571	111,486
Gjensidige Forsikring ASA	1,247	36,562
Kongsberg Gruppen ASA	2,560	81,819
Mowi ASA	2,833	59,842
Norsk Hydro ASA	8,194	55,505
Orkla ASA	4,350	45,420
Salmar ASA	344	18,373
Telenor ASA	3,600	59,666
Yara International ASA	911	33,283
		690,613
Poland - 0.0% *
InPost SA (A)	1,366	16,759
Portugal - 0.2%
Banco Comercial Portugues SA, Class R	50,277	44,460
EDP SA	19,448	92,177
Galp Energia SGPS SA	2,408	45,516
Jeronimo Martins SGPS SA	1,671	40,610
		222,763
Singapore - 1.7%
CapitaLand Ascendas, REIT	23,603	51,050
CapitaLand Integrated Commercial Trust, REIT	35,159	62,416
CapitaLand Investment Ltd.	13,294	27,723
DBS Group Holdings Ltd.	12,780	506,762
Genting Singapore Ltd.	34,800	19,829
Grab Holdings Ltd., Class A (A)	14,400	86,688
Keppel Ltd.	8,500	58,777
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Oversea-Chinese Banking Corp. Ltd.	20,560	$ 262,031
Sea Ltd., ADR (A)	2,300	411,079
Sembcorp Industries Ltd.	5,300	24,734
Singapore Airlines Ltd.	8,800	44,479
Singapore Exchange Ltd.	5,000	64,072
Singapore Technologies Engineering Ltd.	9,200	61,407
Singapore Telecommunications Ltd.	44,700	143,115
United Overseas Bank Ltd.	7,600	203,735
Wilmar International Ltd.	11,400	25,187
		2,053,084
Spain - 3.4%
Acciona SA	144	28,893
ACS Actividades de Construccion y Servicios SA	1,077	85,983
Aena SME SA (C)	4,462	121,903
Amadeus IT Group SA	2,703	214,209
Banco Bilbao Vizcaya Argentaria SA	34,872	668,984
Banco de Sabadell SA	30,576	118,463
Banco Santander SA	89,982	937,480
Bankinter SA	3,876	61,001
CaixaBank SA	23,373	245,488
Cellnex Telecom SA (A)(C)	2,984	103,314
EDP Renovaveis SA	1,868	24,563
Endesa SA	1,863	59,515
Grifols SA	1,799	26,032
Iberdrola SA	38,398	726,033
Industria de Diseno Textil SA	6,534	360,318
Redeia Corp. SA	2,377	45,879
Repsol SA	6,976	123,385
Telefonica SA	22,214	114,701
		4,066,144
Sweden - 3.5%
AddTech AB, B Shares	1,585	51,383
Alfa Laval AB	1,755	79,861
Assa Abloy AB, Class B	6,014	208,635
Atlas Copco AB, A Shares	16,333	275,675
Atlas Copco AB, B Shares	9,467	141,738
Beijer Ref AB	2,362	36,793
Boliden AB (A)	1,729	70,285
Epiroc AB, Class A	3,943	83,095
Epiroc AB, Class B	2,285	43,057
EQT AB	2,192	75,811
Essity AB, Class B	3,580	93,470
Evolution AB (C)	855	70,239
Fastighets AB Balder, B Shares (A)	4,355	31,151
H&M Hennes & Mauritz AB, B Shares	3,278	61,020
Hexagon AB, B Shares	12,348	146,769
Holmen AB, B Shares	428	16,248
Industrivarden AB, A Shares	709	28,106
Industrivarden AB, C Shares	942	37,312
Indutrade AB	1,657	37,982
Investment AB Latour, B Shares	814	19,273
Investor AB, B Shares	10,514	328,395
L E Lundbergforetagen AB, B Shares	413	21,426
Lifco AB, B Shares	1,364	46,044
	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Nibe Industrier AB, B Shares	8,509	$ 33,478
Saab AB, Class B	1,898	115,823
Sagax AB, Class B	1,405	29,296
Sandvik AB	6,408	178,197
Securitas AB, B Shares	2,923	43,964
Skandinaviska Enskilda Banken AB, Class A	9,129	178,325
Skanska AB, B Shares	1,998	51,762
SKF AB, B Shares	2,150	53,257
Spotify Technology SA (A)	900	628,200
Svenska Cellulosa AB SCA, Class B	3,536	46,705
Svenska Handelsbanken AB, A Shares	8,846	115,010
Swedbank AB, A Shares	5,198	156,364
Swedish Orphan Biovitrum AB (A)	1,149	35,003
Tele2 AB, B Shares	3,286	56,038
Telefonaktiebolaget LM Ericsson, B Shares	16,849	139,311
Telia Co. AB	13,851	52,803
Trelleborg AB, B Shares	1,246	46,389
Volvo AB, A Shares	51	1,460
Volvo AB, B Shares	9,584	274,355
		4,239,508
Switzerland - 9.5%
ABB Ltd.	9,483	682,828
Alcon AG	2,997	223,104
Amrize Ltd. (A)	3,050	147,088
Avolta AG	548	29,643
Baloise Holding AG	248	61,186
Banque Cantonale Vaudoise	182	21,468
Barry Callebaut AG	20	27,385
Belimo Holding AG	59	61,627
BKW AG	117	24,971
Chocoladefabriken Lindt & Spruengli AG	3	180,793
Cie Financiere Richemont SA, Class A	3,254	619,693
Coca-Cola HBC AG	1,280	60,320
DSM-Firmenich AG	1,122	95,530
EMS-Chemie Holding AG	39	27,558
Galderma Group AG	779	135,338
Geberit AG	202	151,541
Givaudan SA	55	223,303
Glencore PLC (A)	60,803	279,340
Helvetia Holding AG	227	55,520
Holcim AG	3,050	258,008
Julius Baer Group Ltd.	1,209	83,470
Kuehne & Nagel International AG	293	54,529
Logitech International SA	915	99,747
Lonza Group AG	420	278,153
Nestle SA	15,561	1,428,355
Novartis AG	11,482	1,444,103
Partners Group Holding AG	136	176,567
Roche Holding AG	4,429	1,448,886
Sandoz Group AG	2,467	146,182
Schindler Holding AG	391	145,375
SGS SA	987	102,265
SIG Group AG	1,873	19,305
Sika AG	904	201,116
Sonova Holding AG	306	83,261
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
STMicroelectronics NV	4,076	$ 114,133
Straumann Holding AG	676	72,097
Swatch Group AG	170	31,916
Swiss Life Holding AG	169	181,642
Swiss Prime Site AG	470	65,713
Swiss Re AG	1,790	330,657
Swisscom AG	154	111,720
UBS Group AG	19,196	783,948
VAT Group AG (C)	159	62,797
Zurich Insurance Group AG	886	630,623
		11,462,804
United Kingdom - 13.7%
3i Group PLC	5,914	325,229
Admiral Group PLC	1,503	67,757
Anglo American PLC	6,717	251,588
Ashtead Group PLC	2,528	168,805
Associated British Foods PLC	1,951	53,816
AstraZeneca PLC	9,365	1,408,371
Auto Trader Group PLC (C)	5,129	54,370
Aviva PLC	18,376	169,488
BAE Systems PLC	18,253	505,453
Barclays PLC	84,644	432,128
Barratt Redrow PLC	7,748	40,629
BP PLC	96,047	549,956
British American Tobacco PLC	12,612	669,485
BT Group PLC	36,112	92,836
Bunzl PLC	1,955	61,683
Centrica PLC	28,966	64,901
Coca-Cola Europacific Partners PLC	1,447	130,823
Compass Group PLC	10,304	350,465
Diageo PLC	13,514	322,697
Entain PLC	3,509	41,237
GSK PLC	24,741	523,902
Haleon PLC	54,687	244,475
Halma PLC	2,292	106,347
Hikma Pharmaceuticals PLC	922	21,055
HSBC Holdings PLC	105,342	1,480,497
Imperial Brands PLC	4,711	200,085
Informa PLC	7,781	96,024
InterContinental Hotels Group PLC	906	109,346
International Consolidated Airlines Group SA	7,146	37,183
Intertek Group PLC	938	59,569
J Sainsbury PLC	10,832	48,657
JD Sports Fashion PLC	13,869	17,776
Kingfisher PLC	10,593	43,979
Land Securities Group PLC, REIT	4,185	32,757
Legal & General Group PLC	34,395	110,094
Lloyds Banking Group PLC	358,585	404,231
London Stock Exchange Group PLC	2,845	325,843
M&G PLC	13,300	45,255
Marks & Spencer Group PLC	12,201	59,811
Melrose Industries PLC	7,350	60,180
Mondi PLC	2,478	34,126
National Grid PLC	29,339	421,214
NatWest Group PLC	48,508	340,283
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Next PLC	692	$ 115,170
Pearson PLC	3,546	50,385
Phoenix Group Holdings PLC	4,054	35,085
Reckitt Benckiser Group PLC	4,126	317,295
RELX PLC	11,116	531,768
Rentokil Initial PLC	14,809	74,847
Rio Tinto PLC	6,754	443,954
Rolls-Royce Holdings PLC	51,095	817,740
Sage Group PLC	5,650	83,585
Schroders PLC	4,819	24,369
Segro PLC, REIT	7,435	65,536
Severn Trent PLC	1,572	54,715
Shell PLC	35,597	1,266,996
Smith & Nephew PLC	5,024	90,372
Smiths Group PLC	2,025	64,055
Spirax Group PLC	455	41,703
SSE PLC	6,721	157,415
Standard Chartered PLC	11,776	227,348
Tesco PLC	39,378	235,934
Unilever PLC	14,821	877,041
United Utilities Group PLC	4,144	63,897
Vodafone Group PLC	115,969	134,381
Whitbread PLC	1,082	46,857
Wise PLC, Class A (A)	4,047	56,333
WPP PLC	6,267	31,000
		16,492,187
Total Common Stocks (Cost $85,449,073)		117,122,110
PREFERRED STOCKS - 0.3%
Germany - 0.3%
Bayerische Motoren Werke AG
5.49% (D)	312	28,920
Dr. Ing. h.c. F. Porsche AG
5.57% (C)(D)	664	32,181
Henkel AG & Co. KGaA
2.97% (D)	962	77,592
Porsche Automobil Holding SE
5.72% (D)	863	33,892
Sartorius AG
0.38% (D)	148	34,387
Volkswagen AG
6.91% (D)	1,240	133,877
Total Preferred Stocks (Cost $470,864)		340,849
RIGHTS - 0.0% *
Belgium - 0.0% *
Sofina SA, (A) Exercise Price EUR 223, Expiration Date 10/08/2025	83	185
Total Rights (Cost $0)		185
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp.,
1.65% (D), dated 09/30/2025, to be
repurchased at $1,497,321 on 10/01/2025.
Collateralized by a U.S. Government
Obligation, 4.25%, due 03/15/2027, and
with a value of $1,527,319.
$ 1,497,252	$ 1,497,252
Total Repurchase Agreement (Cost $1,497,252)	1,497,252
Total Investments (Cost $87,417,189)	118,960,396
Net Other Assets (Liabilities) - 1.0%	1,235,457
Net Assets - 100.0%	$ 120,195,853
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	17	12/19/2025	$2,360,709	$2,367,505	$6,796	$—
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	14.1%	$16,797,914
Pharmaceuticals	7.5	8,895,278
Insurance	5.9	7,012,701
Aerospace & Defense	3.8	4,545,096
Semiconductors & Semiconductor Equipment	3.7	4,383,247
Capital Markets	3.2	3,849,789
Machinery	3.1	3,702,134
Oil, Gas & Consumable Fuels	3.1	3,693,121
Electrical Equipment	2.7	3,221,213
Metals & Mining	2.5	3,018,762
Automobiles	2.4	2,875,175
Chemicals	2.3	2,678,739
Textiles, Apparel & Luxury Goods	2.2	2,658,680
Food Products	2.2	2,653,280
Software	2.2	2,563,858
Industrial Conglomerates	2.1	2,460,133
Trading Companies & Distributors	2.0	2,387,533
Electric Utilities	1.8	2,195,860
Health Care Equipment & Supplies	1.8	2,106,791
Diversified Telecommunication Services	1.8	2,081,078
Professional Services	1.5	1,795,911
Personal Care Products	1.5	1,729,486
Broadline Retail	1.4	1,686,178
Entertainment	1.4	1,684,176
Hotels, Restaurants & Leisure	1.3	1,500,791
Wireless Telecommunication Services	1.2	1,484,987
Beverages	1.2	1,453,426
Consumer Staples Distribution & Retail	1.1	1,349,178
Household Durables	1.1	1,347,336
Financial Services	1.1	1,288,671
Real Estate Management & Development	1.1	1,260,032
Electronic Equipment, Instruments & Components	1.0	1,235,846
Multi-Utilities	0.9	1,127,892
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Tobacco	0.9%	$1,106,284
Building Products	0.9	1,069,267
Specialty Retail	0.9	1,040,713
Construction & Engineering	0.9	1,022,540
IT Services	0.8	938,867
Biotechnology	0.7	818,605
Automobile Components	0.6	667,652
Construction Materials	0.5	651,336
Household Products	0.5	576,808
Ground Transportation	0.5	544,568
Air Freight & Logistics	0.5	537,415
Life Sciences Tools & Services	0.4	450,934
Technology Hardware, Storage & Peripherals	0.4	422,392
Commercial Services & Supplies	0.4	421,486
Transportation Infrastructure	0.3	400,916
Industrial REITs	0.3	380,668
Marine Transportation	0.3	341,723
Retail REITs	0.3	330,747
Passenger Airlines	0.3	326,858
Gas Utilities	0.3	307,336
Health Care Providers & Services	0.3	298,064
Communications Equipment	0.2	289,052
Independent Power & Renewable Electricity Producers	0.2	275,791
Interactive Media & Services	0.2	262,965
Media	0.2	257,635
Paper & Forest Products	0.2	222,264
Diversified REITs	0.1	174,934
Leisure Products	0.1	169,355
Water Utilities	0.1	118,612
Health Care Technology	0.1	111,307
Office REITs	0.1	67,886
Diversified Consumer Services	0.0 *	50,385
Energy Equipment & Services	0.0 *	42,124
Distributors	0.0 *	22,055
Containers & Packaging	0.0 *	19,305
Consumer Finance	0.0 *	3
Investments	98.7	117,463,144
Short-Term Investments	1.3	1,497,252
Total Investments	100.0%	$ 118,960,396
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,955,637	$115,166,473	$—	$117,122,110
Preferred Stocks	—	340,849	—	340,849
Rights	—	185	—	185
Repurchase Agreement	—	1,497,252	—	1,497,252
Total Investments	$1,955,637	$117,004,759	$—	$118,960,396
Other Financial Instruments
Futures Contracts (F)	$6,796	$—	$—	$6,796
Total Other Financial Instruments	$6,796	$—	$—	$6,796
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with TAM's procedures. At September 30, 2025, the total value of the securities is $61,158, representing 0.1% of the Portfolio’s net assets.
(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the total value of 144A securities is $1,332,671, representing 1.1% of the
Portfolio's net assets.

(D)	Rate disclosed reflects the yield at September 30, 2025.
(E)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(F)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
EUR	Euro
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
EAFE	Europe, Australasia and Far East
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica MSCI EAFE Index VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Series Trust

Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust